Other current and non-current assets (Tables)	6 Months Ended
Jun. 30, 2024
Text Block [Abstract]
Summary of Other current assets
Other current assets consist of the following:

	As of
	June 30, 2024	December 31, 2023
	(Euros in thousands)
Prepaid expenses	12,370	10,619
Value added tax receivables	803	1,644
Other assets	12,027	7,119

Total	25,200	19,382

Summary of Other non-current assets	Other non-current assets consist of the following:

	As of
	June 30, 2024	December 31, 2023
	(Euros in thousands)
Prepaid expenses	589	1,414
Other assets	747	603

Total	1,336	2,017